Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail of Revenue Arising from Carried-Forward Contract Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Allocation of the transaction price	₩ 258,548	₩ 183,905
Deferred revenue of joining/installment fee	44,032	39,975
Others		1,536
Total	₩ 302,580	₩ 225,416